FI - Difference between fair value and unpaid principle balances (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Financial instruments
Cash and Due from Banks	SFr 123	SFr 105	SFr 200
Interest-bearing deposits with banks	39	60	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520	94,113	87,331
Loans	16,627	18,612	19,528
Other assets	11,403	8,860	9,383
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,038)	(21,150)	(19,634)
Short-term borrowings	(5,628)	(5,570)	(4,061)
Long-term debt	(71,803)	(76,350)	(72,868)
Other liabilities	(8,279)	SFr (9,341)	(9,493)
Aggregate fair value
Loans
Non-interest-earning loans	1,108		1,276
Financial instruments
Interest-bearing deposits with banks	39		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520		87,331
Loans	16,627		19,528
Other assets	10,550		8,369
Due to banks and customer deposits	(1,049)		(1,120)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,038)		(19,634)
Short-term borrowings	(5,628)		(4,061)
Long-term debt	(71,803)		(72,868)
Other liabilities	(759)		(727)
Aggregate unpaid principal
Loans
Non-interest-earning loans	4,178		4,495
Financial instruments
Interest-bearing deposits with banks	49		25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,434		87,208
Loans	17,050		20,144
Other assets	13,270		11,296
Due to banks and customer deposits	(980)		(1,059)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,037)		(19,638)
Short-term borrowings	(5,617)		(4,017)
Long-term debt	(74,731)		(76,123)
Other liabilities	(2,294)		(2,331)
Difference
Loans
Non-interest-earning loans, Difference	(3,070)		(3,219)
Financial instruments
Interest-bearing deposits with banks	(10)		1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86		123
Loans	(423)		(616)
Other assets	(2,720)		(2,927)
Due to banks and customer deposits	(69)		(61)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1)		4
Short-term borrowings	(11)		(44)
Long-term debt	2,928		3,255
Other liabilities	1,535		1,604
Bank
Financial instruments
Cash and Due from Banks	123		208
Interest-bearing deposits with banks	39		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520		87,331
Loans	16,627		19,528
Other assets	11,403		9,420
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,038)		(19,634)
Short-term borrowings	(5,628)		(4,061)
Long-term debt	(70,829)		(71,970)
Other liabilities	(8,270)		(9,557)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	1,108		1,276
Financial instruments
Interest-bearing deposits with banks	39		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520		87,331
Loans	16,627		19,528
Other assets	10,550		8,369
Due to banks and customer deposits	(1,049)		(1,120)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,038)		(19,634)
Short-term borrowings	(5,628)		(4,061)
Long-term debt	(70,829)		(71,970)
Other liabilities	(759)		(727)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	4,178		4,495
Financial instruments
Interest-bearing deposits with banks	49		25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,434		87,208
Loans	17,050		20,144
Other assets	13,270		11,296
Due to banks and customer deposits	(980)		(1,059)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,037)		(19,638)
Short-term borrowings	(5,617)		(4,017)
Long-term debt	(73,733)		(75,106)
Other liabilities	(2,294)		(2,331)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(3,070)		(3,219)
Financial instruments
Interest-bearing deposits with banks	(10)		1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86		123
Loans	(423)		(616)
Other assets	(2,720)		(2,927)
Due to banks and customer deposits	(69)		(61)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1)		4
Short-term borrowings	(11)		(44)
Long-term debt	2,904		3,136
Other liabilities	SFr 1,535		SFr 1,604